Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Liabilities [Abstract]
Advance from customers	$ 8,674	$ 1,712
Total contract liabilities	8,674	1,712
Balance at the beginning of the year	1,712	65,703
Cash received in advance	63,747	24,043
Revenue recognized from operating balance of deferred revenue	(1,712)	(65,703)
Revenue recognized from contract liabilities arising during the year	(55,073)	22,331
Balance at the end of the year	$ 8,674	$ 1,712